Stock warrant liabilities (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019
Warrants and Rights Note Disclosure [Abstract]
Schedule of warrants to purchase common and preferred stock outstanding

As of January 31, 2019 and October 31, 2019, the following warrants to purchase common and preferred stock were outstanding:

	Number of warrants
Warrants to purchase	January 31, 2019	October 31, 2019	Exercise price	Expiration
Senior A Preferred	116,232	—	$2.19	October 1, 2021
Senior A Preferred	672,560	—	$3.00	November 1, 2026
Junior Preferred	489,605	—	$0.01	September 5, 2020
Redeemable Preferred	358,244		$0.01	September 5, 2020

Total preferred stock (liability-classified)	1,636,641	—

Common stock	166,952	—	$2.02	October 21, 2025
Common stock	89,459	—	$3.49	November 1, 2026
Common stock	—	75,137	$8.02	February 28, 2029
Common stock (converted from preferred stock warrants)	—	153,041	$6.59	November 1, 2026

Total common stock (equity-classified)	256,411	228,178

As of January 31, 2018 and 2019, the following warrants to purchase common and preferred stock were outstanding:

	Number of warrants January 31,

Warrants to purchase	2018	2019	Exercise price	Expiration
Senior A Preferred	116,232	116,232	$2.19	October 1, 2021
Senior A Preferred	672,560	672,560	$3.00	November 1, 2026
Junior Preferred	489,605	489,605	$0.01	September 5, 2020
Junior Preferred	32,590	—	$1.00	February 2, 2018
Junior Preferred	46,197	—	$1.00	April 15, 2018
Redeemable Preferred	358,244	358,244	$0.01	September 5, 2020
Redeemable Preferred	23,846	—	$0.73	February 2, 2018
Redeemable Preferred	33,802	—	$0.73	April 15, 2018

Total preferred stock (liability-classified)	1,773,076	1,636,641

Common stock	166,952	166,952	$2.02	October 21, 2025
Common stock	89,459	89,459	$3.49	November 1, 2026

Total common stock (equity-classified)	256,411	256,411

Schedule of summarizes the activity for the company's warrants

The following table summarizes the activity for the Company’s warrants for the periods presented:

	Common	Preferred
Balance—January 31, 2019	256,411	1,636,641
Granted	150,274	—
Conversion of preferred stock warrants to common stock warrants	581,798	—
Exercised	(760,305)	(1,636,641)

Balance—October 31, 2019	228,178	—

The following table summarizes the activity for the Company’s warrants for the periods presented:

	Common	Preferred
Balance at February 1, 2017	256,411	1,813,076
Exercised	—	(40,000)

Balance—January 31, 2018	256,411	1,773,076
Forfeited	—	(136,435)

Balance—January 31, 2019	256,411	1,636,641

Schedule of reconciliation of the warrant liability measured at fair value

The following table is a reconciliation of the warrant liability measured at fair value:

Warrant Liability
Balance at January 31, 2019	$5,498
Change in fair value of stock warrants nine months ended October 31, 2019	3,307
Conversion of convertible preferred stock warrants	(8,805)

Balance at October 31, 2019	$—

The following table is a reconciliation of the warrant liability measured at fair value:

Warrant liability
Balance at February 1, 2017	$2,870
Exercised	(28)
Change in fair value of stock warrants during year	598

Balance at January 31, 2018	$3,440
Change in fair value of stock warrants during year	2,058

Balance at January 31, 2019	$5,498